Intangible assets, net (Tables) (Intangible assets excluding land use rights)	12 Months Ended
Dec. 31, 2014
Intangible assets excluding land use rights
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2013			As of December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	RMB			RMB
Strategic Cooperation	—	—	—	6,075,289	(915,455)	5,159,834
Non-compete	—	—	—	1,447,189	(146,364)	1,300,825
Technology	—	—	—	110,900	(17,965)	92,935
Advertising customer relationship	—	—	—	80,400	(9,283)	71,117
Domain names and trademark	40,353	(5,926)	34,427	79,969	(12,447)	67,522
Logistic workforce	—	—	—	13,900	(3,745)	10,155
Online payment and other licenses	189,000	(14,700)	174,300	189,000	(27,300)	161,700
Copyrights	17,805	(10,730)	7,075	28,873	(15,014)	13,859
Total	247,158	(31,356)	215,802	8,025,520	(1,147,573)	6,877,947

Schedule of amortization expenses related to the intangible assets for future periods

As of December 31, 2014, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the years ended December 31,
	2015	2016	2017	2018	2019	2020 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	1,457,322	1,455,765	1,451,273	1,450,343	517,711	545,533